Debt	9 Months Ended
Sep. 30, 2011
Debt [Abstract]
Debt

9. Debt

Credit Facilities

On July 26, 2011, SunCoke Energy entered into a Credit Agreement which provides for a seven-year term loan in a principal amount of $300 million (the "Term Loan"), repayable in equal quarterly installments at a rate of 1.00% of the original principal amount per year, with the balance payable on the final maturity date. SunCoke Energy has $299.3 million outstanding under the Term Loan as of September 30, 2011. The proceeds from the Term Loan were used to repay certain intercompany indebtedness to Sunoco, to pay related fees and expenses and for general corporate purposes.

The Credit Agreement also provides for a five-year $150 million revolving facility (the "Revolving Facility"). The proceeds of any loans made under the Revolving Facility can be used to finance capital expenditures, acquisitions, working capital needs and for other general corporate purposes. Additionally, the Credit Agreement provides for up to $75.0 million in uncommitted incremental facilities (the "Incremental Facilities") that are available subject to the satisfaction of certain conditions. SunCoke Energy does not have any outstanding borrowings under the Revolving Facility as of September 30, 2011.

Borrowings under the Credit Agreement bear interest, at SunCoke Energy's option, at either (i) base rate plus an applicable margin or (ii) the greater of 1.00% or LIBOR plus an applicable margin. The applicable margin on the Term Loan is (i) in the case of base rate loans, 2.00% per annum and (ii) in the case of LIBOR loans, 3.00% per annum. The applicable margin on loans made under the Revolving Facility is determined by reference to a consolidated leverage ratio based pricing grid. The weighted-average interest rate for borrowings outstanding under the Credit Agreement during the third quarter of 2011 was 4.29 percent.

The Credit Agreement contains certain covenants, restrictions and events of default including, but not limited to, maintaining a maximum consolidated leverage ratio and a minimum consolidated interest coverage ratio and limitations on the ability of the Company and certain of the Company's subsidiaries to (i) incur indebtedness, (ii) pay dividends or make other distributions, (iii) prepay, redeem or repurchase certain debt, (iv) make loans and investments, (v) sell assets, (vi) incur liens, (vii) enter into transactions with affiliates and (viii) consolidate or merge. In addition, under certain circumstances, the Term Loan is subject to mandatory principal prepayments.

The obligations under the Credit Agreement are guaranteed by certain of the Company's subsidiaries and secured by liens on substantially all of the Company's and the guarantors' assets pursuant to a Guarantee and Collateral Agreement, dated as of July 26, 2011, among the Company, the subsidiaries of the Company party thereto and JPMorgan Chase Bank, N.A, as administrative agent.

Senior Notes

On July 26, 2011, SunCoke Energy issued $400 million aggregate principal of senior notes (the "Notes") in a private placement. The Notes bear interest at a rate of 7.625% per annum and will mature in 2019 with all principal paid at maturity. Interest on the Notes is payable semi-annually in cash in arrears on August 1 and February 1 of each year, commencing on February 1, 2012. The proceeds from the Notes were used to repay certain intercompany indebtedness to Sunoco, to pay related fees and expenses and for general corporate purposes.

The Notes offered in the United States to qualified institutional buyers in reliance on Rule 144A under the Securities Act, and outside the United States to non-U.S. persons in reliance on Regulation S under the Securities Act.

The Notes are the Company's senior unsecured obligations, and are guaranteed on a senior unsecured basis by each of the Company's existing and future subsidiaries that guarantees the Company's credit facilities (collectively, the "Notes Guarantors"). The Company may redeem some or all of the Notes prior to August 1, 2014 by paying a "make-whole" premium. The Company also may redeem some or all of the Notes on or after August 1, 2014 at specified redemption prices. In addition, prior to August 1, 2014, the Company may redeem up to 35% of the Notes using the proceeds of certain equity offerings.

The Company is obligated to offer to purchase the Notes at a price of (a) 101% of their principal amount, together with accrued and unpaid interest, if any, to the date of purchase, upon the occurrence of certain change of control events and (b) 100% of their principal amount, together with accrued and unpaid interest, if any, to the date of purchase, with the proceeds from certain asset dispositions. These restrictions and prohibitions are subject to certain qualifications and exceptions set forth in the Indenture, including without limitation, reinvestment rights with respect to the proceeds of asset dispositions.

The Indenture contains covenants that, among other things, limit the Company's ability and the ability of certain of the Company's subsidiaries to (i) incur indebtedness, (ii) pay dividends or make other distributions, (iii) prepay, redeem or repurchase certain debt, (iv) make loans and investments, (v) sell assets, (vi) incur liens, (vii) enter into transactions with affiliates and (viii) consolidate or merge. These covenants are subject to a number of exceptions and qualifications set forth in the Indenture.

The Company recorded the Notes and the Term Loan on the consolidated balance sheet of $698.5 million, which is net of a debt discount of $1.5 million. In addition, the Company recorded $18.9 million of deferred financing fees related to the issuance of the Notes and Credit Facilities.

Interest Rate Swaps

Effective on August 15, 2011, the Company entered into interest rate swap agreements with an aggregate notional amount of $125.0 million. See Note 15 for further information on the interest rate swaps.